(part of Davis Variable Account Fund, Inc.)

September 30, 2021

Over 50 Years of Reliable Investing™

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (98.44%)
COMMUNICATION SERVICES – (13.97%)
Media & Entertainment – (13.31%)
Alphabet Inc., Class A *	3,250	$8,688,940
Alphabet Inc., Class C *	2,213	5,898,331
Facebook, Inc., Class A *	31,720	10,765,451
IAC/InterActiveCorp *	21,620	2,816,870
Liberty TripAdvisor Holdings, Inc., Series A *	6,088	18,812
Vimeo, Inc. *	35,100	1,030,887
		29,219,291
Telecommunication Services – (0.66%)
Liberty Global plc, Series C *	49,290	1,452,083
	Total Communication Services	30,671,374
CONSUMER DISCRETIONARY – (10.37%)
Retailing – (10.37%)
Amazon.com, Inc. *	3,296	10,827,492
Coupang, Inc., Class A (South Korea)*	56,282	1,567,454
JD.com, Inc., Class A, ADR (China)*	74,600	5,389,104
Naspers Ltd. - N (South Africa)	4,990	824,746
Prosus N.V., Class N (Netherlands)	34,034	2,724,115
Vroom, Inc. *	64,420	1,421,749
	Total Consumer Discretionary	22,754,660
CONSUMER STAPLES – (1.01%)
Food & Staples Retailing – (0.03%)
Missfresh Ltd., Class B, ADS (China)*	15,000	65,400
Food, Beverage & Tobacco – (0.98%)
Darling Ingredients Inc. *	30,090	2,163,471
	Total Consumer Staples	2,228,871
FINANCIALS – (47.58%)
Banks – (19.73%)
Danske Bank A/S (Denmark)	180,500	3,040,725
DBS Group Holdings Ltd. (Singapore)	273,277	6,055,438
JPMorgan Chase & Co.	53,828	8,811,105
U.S. Bancorp	152,000	9,034,880
Wells Fargo & Co.	352,524	16,360,639
		43,302,787
Diversified Financials – (22.24%)
Capital Markets – (3.74%)
Bank of New York Mellon Corp.	158,310	8,206,790
Consumer Finance – (12.32%)
American Express Co.	47,569	7,969,234
Capital One Financial Corp.	117,800	19,080,066
		27,049,300
Diversified Financial Services – (6.18%)
Berkshire Hathaway Inc., Class A *	33	13,575,507
		48,831,597
Insurance – (5.61%)
Life & Health Insurance – (3.38%)
AIA Group Ltd. (Hong Kong)	414,800	4,772,025
Ping An Insurance (Group) Co. of China Ltd. - H (China)	386,500	2,643,418
		7,415,443

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2021 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (2.23%)
Chubb Ltd.	15,950	$2,767,006
Loews Corp.	23,460	1,265,198
Markel Corp. *	720	860,493
		4,892,697
		12,308,140
	Total Financials	104,442,524
HEALTH CARE – (8.43%)
Health Care Equipment & Services – (5.89%)
Cigna Corp.	30,177	6,040,228
CVS Health Corp.	32,232	2,735,208
Quest Diagnostics Inc.	28,530	4,145,694
		12,921,130
Pharmaceuticals, Biotechnology & Life Sciences – (2.54%)
Viatris Inc.	412,290	5,586,530
	Total Health Care	18,507,660
INDUSTRIALS – (2.47%)
Capital Goods – (0.50%)
Orascom Construction PLC (United Arab Emirates)	13,155	55,909
Raytheon Technologies Corp.	12,175	1,046,563
		1,102,472
Transportation – (1.97%)
DiDi Global Inc., Class A, ADS (China)*(a)	515,776	3,817,000
DiDi Global Inc., Class A, ADS (China)*	63,530	494,899
		4,311,899
	Total Industrials	5,414,371
INFORMATION TECHNOLOGY – (14.31%)
Semiconductors & Semiconductor Equipment – (13.06%)
Applied Materials, Inc.	111,020	14,291,605
Intel Corp.	120,390	6,414,379
Texas Instruments Inc.	41,440	7,965,182
		28,671,166
Software & Services – (1.25%)
Microsoft Corp.	9,730	2,743,082
	Total Information Technology	31,414,248
MATERIALS – (0.30%)
Teck Resources Ltd., Class B (Canada)	26,560	661,609
	Total Materials	661,609
TOTAL COMMON STOCK – (Identified cost $108,853,432)		216,095,317
SHORT-TERM INVESTMENTS – (1.59%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.03%, 10/01/21, dated 09/30/21, repurchase value of $1,697,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-3.50%, 02/15/26-09/20/51, total market value $1,730,940)	$1,697,000	1,697,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $1,112,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/15/21-08/20/71, total market value $1,134,240)	$1,112,000	$1,112,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $679,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.00%, 08/01/36-07/01/51, total market value $692,580)	679,000	679,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,488,000)		3,488,000
	Total Investments – (100.03%) – (Identified cost $112,341,432)		219,583,317
	Liabilities Less Other Assets – (0.03%)		(69,791)
		Net Assets – (100.00%)	$219,513,526

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $3,817,000 or 1.74% of the Fund's net assets as of September 30, 2021.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (98.64%)
FINANCIALS – (98.64%)
Banks – (48.68%)
Banks – (46.58%)
Bank of America Corp.	92,640	$3,932,568
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	52,620	1,868,536
Danske Bank A/S (Denmark)	113,260	1,907,991
DBS Group Holdings Ltd. (Singapore)	122,737	2,719,681
DNB Bank ASA (Norway)	103,801	2,359,883
JPMorgan Chase & Co.	28,600	4,681,534
M&T Bank Corp.	8,400	1,254,456
Metro Bank PLC (United Kingdom)*	139,120	197,167
PNC Financial Services Group, Inc.	18,530	3,625,209
Truist Financial Corp.	19,750	1,158,338
U.S. Bancorp	69,170	4,111,465
Wells Fargo & Co.	88,370	4,101,252
		31,918,080
Thrifts & Mortgage Finance – (2.10%)
Rocket Companies, Inc., Class A	89,760	1,439,750
		33,357,830
Diversified Financials – (31.47%)
Capital Markets – (12.30%)
Bank of New York Mellon Corp.	68,310	3,541,190
Charles Schwab Corp.	30,650	2,232,546
Julius Baer Group Ltd. (Switzerland)	39,959	2,654,864
		8,428,600
Consumer Finance – (13.77%)
American Express Co.	15,650	2,621,845
Capital One Financial Corp.	42,060	6,812,458
		9,434,303
Diversified Financial Services – (5.40%)
Berkshire Hathaway Inc., Class A *	9	3,702,411
		21,565,314
Insurance – (18.49%)
Life & Health Insurance – (1.20%)
Ping An Insurance (Group) Co. of China Ltd. - H (China)	120,000	820,725
Property & Casualty Insurance – (13.27%)
Chubb Ltd.	19,716	3,420,332
Loews Corp.	44,380	2,393,413
Markel Corp. *	2,745	3,280,632
		9,094,377
Reinsurance – (4.02%)
Alleghany Corp. *	2,980	1,860,742
Everest Re Group, Ltd.	2,230	559,239
Greenlight Capital Re, Ltd., Class A *	45,000	332,550
		2,752,531
		12,667,633
	Total Financials	67,590,777
TOTAL COMMON STOCK – (Identified cost $39,468,244)		67,590,777

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (1.08%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.03%, 10/01/21, dated 09/30/21, repurchase value of $360,000 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.50%-3.50%, 01/31/26-10/01/51, total market value $367,200)	$360,000	$360,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $236,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/15/21-08/20/71, total market value $240,720)	236,000	236,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $144,000 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%, 05/31/24-10/01/36, total market value $146,880)	144,000	144,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $740,000)		740,000
	Total Investments – (99.72%) – (Identified cost $40,208,244)		68,330,777
	Other Assets Less Liabilities – (0.28%)		194,331
		Net Assets – (100.00%)	$68,525,108

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (95.42%)
REAL ESTATE – (95.42%)
Equity Real Estate Investment Trusts (REITs) – (95.42%)
Health Care REITs – (8.66%)
Healthcare Trust of America, Inc.	7,330	$217,408
Healthpeak Properties, Inc.	8,500	284,580
Ventas, Inc.	4,580	252,862
Welltower Inc.	5,950	490,280
		1,245,130
Hotel & Resort REITs – (7.02%)
Host Hotels & Resorts Inc. *	32,680	533,664
Ryman Hospitality Properties, Inc. *	890	74,493
Sunstone Hotel Investors, Inc. *	33,550	400,587
		1,008,744
Industrial REITs – (13.85%)
Americold Realty Trust	2,420	70,301
Prologis, Inc.	7,413	929,812
Rexford Industrial Realty, Inc.	9,200	522,100
Terreno Realty Corp.	7,420	469,167
		1,991,380
Office REITs – (13.11%)
Alexandria Real Estate Equities, Inc.	1,970	376,408
Boston Properties, Inc.	2,090	226,452
Cousins Properties, Inc.	10,545	393,223
Douglas Emmett, Inc.	8,010	253,196
Highwoods Properties, Inc.	4,430	194,300
Hudson Pacific Properties, Inc.	8,950	235,116
SL Green Realty Corp.	1,307	92,588
Vornado Realty Trust	2,690	113,007
		1,884,290
Residential REITs – (19.24%)
American Campus Communities, Inc.	10,630	515,023
American Homes 4 Rent, Class A	7,070	269,508
AvalonBay Communities, Inc.	2,210	489,824
Camden Property Trust	1,880	277,244
Equity Residential	5,430	439,396
Essex Property Trust, Inc.	1,430	457,228
Sun Communities, Inc.	850	157,335
UDR, Inc.	3,010	159,470
		2,765,028
Retail REITs – (12.13%)
Acadia Realty Trust	7,397	150,973
Brixmor Property Group, Inc.	21,740	480,672
Federal Realty Investment Trust	2,570	303,234
Retail Opportunity Investments Corp.	13,865	241,528
Simon Property Group, Inc.	4,360	566,669
		1,743,076
Specialized REITs – (21.41%)
American Tower Corp.	1,820	483,046
CoreSite Realty Corp.	1,160	160,706

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2021 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Specialized REITs – (Continued)
	Crown Castle International Corp.	800	$138,656
	CyrusOne Inc.	3,990	308,866
	Digital Realty Trust, Inc.	2,560	369,792
	Equinix, Inc.	748	591,017
	Extra Space Storage Inc.	1,380	231,826
	Life Storage, Inc.	1,710	196,206
	Public Storage	1,640	487,244
	VICI Properties Inc.	3,880	110,231
			3,077,590
		Total Real Estate	13,715,238
	TOTAL COMMON STOCK – (Identified cost $9,776,645)		13,715,238
SHORT-TERM INVESTMENTS – (4.59%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.03%, 10/01/21, dated 09/30/21, repurchase value of $321,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.00%, 09/01/35-10/15/43, total market value $327,420)	$321,000	321,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $211,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/15/21-08/20/71, total market value $215,220)	211,000	211,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $128,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.125%-3.00%, 06/30/22-07/01/51, total market value $130,560)	128,000	128,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $660,000)		660,000
	Total Investments – (100.01%) – (Identified cost $10,436,645)		14,375,238
	Liabilities Less Other Assets – (0.01%)		(1,395)
		Net Assets – (100.00%)	$14,373,843

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2021 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2021 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$30,671,374	$–	$–
Consumer Discretionary	19,205,799	–	–
Consumer Staples	2,228,871	–	–
Financials	87,930,918	56,930,466	–
Health Care	18,507,660	–	–
Industrials	1,597,371	–	–
Information Technology	31,414,248	–	–
Materials	661,609	–	–
Real Estate	–	–	13,715,238
Total Level 1	192,217,850	56,930,466	13,715,238
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Consumer Discretionary	3,548,861	–	–
Financials	16,511,606	10,660,311	–
Industrials	3,817,000	–	–
Short-Term Investments	3,488,000	740,000	660,000
Total Level 2	27,365,467	11,400,311	660,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$219,583,317	$68,330,777	$14,375,238

* Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2021. The net increase in unrealized appreciation during the period on Level 3 securities for Davis Value Portfolio was $1,827,136. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2021	Cost of Purchases	Proceeds from Sales	Net Increase in Unrealized Appreciation	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3**	Ending Balance at September 30, 2021
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$4,857,320	$–	$–	$1,827,136	$–	$–	$(6,684,456)	$–
Total Level 3	$4,857,320	$–	$–	$1,827,136	$–	$–	$(6,684,456)	$–

** During the period ended September 30, 2021, certain securities fair valued at $6,684,456 transferred out of Level 3 because observable market data became available for the securities.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2021 (Unaudited)

Federal Income Taxes

At September 30, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Unrealized appreciation	$111,722,682	$30,217,781	$4,012,457
Unrealized depreciation	(5,744,582)	(2,127,525)	(253,579)
Net unrealized appreciation	$105,978,100	$28,090,256	$3,758,878
Aggregate cost	$113,605,217	$40,240,521	$10,616,360